Gratuity Plans Consolidated Statement (Detail) (Gratuity Plan) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR		Mar. 31, 2012 INR		Mar. 31, 2011 INR
Change in benefit obligation:
Benefit obligation, beginning of the year	$ 11	620		541
Service cost	1	54		45		43
Interest cost	1	50		43		32
Actuarial loss	1	48		20
Benefits paid	(2)	(101)		(29)
Transfer to other company		(23)
Benefit obligation, end of the year	12	648		620		541
Change in plan assets:
Fair value of plan assets, beginning of the year	10	542		496
Expected return on plan assets	1	59		33
Employer contributions	2	86		42
Transfer to other company		(23)
Benefits paid	(2)	(101)		(29)
Fair value of plan assets, end of the year	11	563		542		496
Accrued liability included in other current liabilities Rs. 75 million (fiscal 2012 Rs. 69 million) and Rs. 10 million in other non-current liabilities (fiscal 2012 Rs. 9 million)	(1)	(85)		(78)
Actuarial (gain) / loss recognized as a component of accumulated other comprehensive loss	$ 1	33	[1]	27	[1]

[1]	This amount includes actuarial gain/(loss) of Rs. (7) million and Rs. 15 million on plan assets for the fiscal 2012 and 2013 respectively.